Employee Stock Options - Summary of Stock Option Activity (Detail) - Employee Stock Option - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of stock options, outstanding	703,034	115,750
Number of options, Granted	117,500	619,784
Number of options, exercised	0	0
Number of options, forfeited/expired	(28,000)	(32,500)
Number of stock options, outstanding	792,534	703,034	115,750
Number of stock options, outstanding	703,034	115,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance	$ 2.98	$ 30.00
Weighted Average Exercise Price, granted	2.56	2.86
Weighted Average Exercise Price, exercise	0	0
Weighted Average Exercise Price, forfeited/expired	5.16	8.92
Balance	$ 2.84	$ 2.98	$ 30.00
Number of options, Granted	117,500	619,784
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term in Years, granted	9 years 7 months 6 days	9 years 4 months 24 days
Weighted average remaining contractual term in Years, forfeited/expired	8 years 7 months 6 days	5 years 8 months 12 days
Weighted average remaining contractual term in Years, outstanding	8 years	8 years 9 months 18 days	6 years 3 months 18 days
Balance	$ 0	$ 0
Number of options, exercised	0	0
Number of options, forfeited/expired	(28,000)	(32,500)
Number of stock options, outstanding	792,534	703,034	115,750